Income tax and social contribution	12 Months Ended
Dec. 31, 2018
Income tax and social contribution [Abstract]
Income tax and social contribution

18.   Income tax and social contribution

a)   Calculation of income tax and social contribution charges

	R$ thousand
	Years ended December 31
	2018	2017	2016
Income before income tax and social contribution	19,442,015	23,743,559	31,905,456
Total burden of income tax and social contribution at the current rates (1)	(8,748,907)	(10,684,602)	(14,357,455)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	756,169	773,285	764,876
Interest on shareholders' equity (paid and payable)	3,284,368	3,241,955	3,139,102
Other amounts (2)	2,014,794	240,406	(3,459,253)
Income tax and social contribution for the period	(2,693,576)	(6,428,956)	(13,912,730)
Effective rate	13.9%	27.1%	43.6%

 (1) Current rates: (i) 25% for income tax; (ii) 20% for the social contribution to financial and equated companies, and the insurance industry, and 9% for the other companies (Note 2t); and

(2) Primarily, includes: (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the equalization of the effective rate in relation to the rate of 45%, shown; and (iii) the deduction incentives.

b)   Composition of income tax and social contribution in the consolidated statement of income

	R$ thousand
	Years ended December 31
	2018	2017	2016
Current taxes:
Income tax and social contribution payable	(5,657,841)	(8,788,060)	(8,852,947)
Deferred taxes:
Net Addition/(realization) of temporary differences	1,288,642	2,950,961	(4,106,008)
Use of opening balances of:
Social contribution loss	(313,223)	(430,584)	(647,282)
Income tax loss	(343,791)	(331,512)	(879,276)
Addition on:
Social contribution loss	870,717	150,371	234,730
Income tax loss	1,461,920	19,868	338,053
Total deferred tax expense	2,964,265	2,359,104	(5,059,783)
Income tax and social contribution	(2,693,576)	(6,428,956)	(13,912,730)

c)   Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousand
	Balance on December 31, 2017	Amount recorded	Realized / Decrease	Balance on December 31, 2018
Provisions of impairment of loans and advances	26,503,863	11,554,370	(6,415,433)	31,642,800
Provision for contingencies	7,226,483	1,835,387	(1,527,145)	7,534,725
Adjustment to market value of securities	3,943,875	960,026	(2,599,972)	2,303,929
Other	5,809,566	2,881,845	(3,571,427)	5,119,984
Total tax assets on temporary differences (2)	43,483,787	17,231,628	(14,113,977)	46,601,438
Income tax and social contribution losses in Brazil and abroad (2)	5,003,872	2,332,637	(657,014)	6,679,495
Total deferred tax assets (1)	48,487,659	19,564,265	(14,770,991)	53,280,933
Deferred tax liabilities (1)	6,007,595	2,231,551	(2,440,193)	5,798,953
Net deferred taxes (1)	42,480,064	17,332,714	(12,330,798)	47,481,980

	R$ thousand
	Balance on December 31, 2016	Amount recorded	Realized / Decrease (3)	Balance on December 31, 2017
Provisions of impairment of loans and advances	23,011,653	12,264,028	(8,771,818)	26,503,863
Provision for contingencies	7,351,234	1,782,500	(1,907,251)	7,226,483
Adjustment to market value of securities	5,488,482	1,724,016	(3,268,623)	3,943,875
Other	4,681,457	4,773,082	(3,644,973)	5,809,566
Total tax assets on temporary differences (2)	40,532,826	20,543,626	(17,592,665)	43,483,787
Income tax and social contribution losses in Brazil and abroad (2)	5,595,729	170,239	(762,096)	5,003,872
Adjustment to market value of available for sale (2)	493,168	576,732	(1,069,900)	-
Total deferred tax assets (1)	46,621,723	21,290,597	(19,424,661)	48,487,659
Deferred tax liabilities (1)	3,267,808	3,557,618	(817,831)	6,007,595
Net deferred taxes (1)	43,353,915	17,732,979	(18,606,830)	42,480,064

(1) Deferred income and social contribution tax assets and liabilities are offset in the balance sheet by taxable entity, and were R$4,598,364 thousand in 2018 and R$4,755,748 thousand in 2017;

(2) Deferred tax assets of financial and insurance companies were established considering the increase of the social contribution rate, determined by Law No. 11,727/08(Note 2t); and

(3) Includes a write-off of tax credits, in 2017, in the amount of R$150,040 thousand.

d)   Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

	R$ thousand
	Temporary differences		Income tax and social contribution losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2019	8,608,743	5,151,718	173,339	116,422	14,050,222
2020	7,446,071	4,453,270	209,055	125,180	12,233,576
2021	6,271,093	3,750,046	373,951	222,054	10,617,144
2022	4,666,854	2,793,181	693,635	412,132	8,565,802
2023	1,865,064	1,078,151	1,958,633	1,198,738	6,100,586
After 2023	323,314	193,933	327,524	868,832	1,713,603
Total	29,181,139	17,420,299	3,736,137	2,943,358	53,280,933

e)   Deferred tax liabilities

	R$ thousand
	On December 31
	2018	2017
Timing differences of depreciation - finance leasing	242,571	283,231
Adjustment to market value of securities	1,200,453	1,215,588
Judicial deposit and others	4,355,929	4,508,776
Total	5,798,953	6,007,595

The deferred tax liabilities of companies in the financial and insurance sectors were established considering the increased social contribution rate, established by Law No. 11,727/08 (Note 2t).

f)    Income tax and social contribution on adjustments recognized directly in equity

	R$ thousand
	On December 31, 2018			On December 31, 2017			On December 31, 2016
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets at fair value through other comprehensive income	(512,397)	215,482	(296,915)	-	-	-	-	-	-
Financial assets recorded as available for sale	-	-	-	3,418,567	(1,231,202)	2,187,365	6,298,103	(2,587,076)	3,711,027
Exchange differences on translations of foreign operations	113,198	-	113,198	23,010	5,992	29,002	(194,566)	87,555	(107,011)
Other	(154,607)	61,843	(92,764)	-	-	-	-	-	-
Total	(553,806)	277,325	(276,481)	3,441,577	(1,225,210)	2,216,367	6,103,537	(2,499,521)	3,604,016

g)   Taxes to be offset

Refers basically to amount of income tax and social contribution to be offset.